Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of exposure to exchange risk
	December 31, 2021		December 31, 2020
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	163,538	912,624	167,479	870,338
Borrowings and financing – Yen	49,324,813	2,390,774	52,969,560	2,671,255
Interest and charges from borrowings and financing – US$		4,121		5,540
Interest and charges from borrowings and financing – Yen		13,970		16,037
Total exposure		3,321,489		3,563,170
Borrowing cost – US$		(22,486)		(12,342)
Borrowing cost – Yen		(2,850)		(2,966)
Total foreign-currency denominated borrowings (Note 17)		3,296,153		3,547,862

The table below shows the exchange rate variation for the period:	The table below shows the exchange rate variation for the period:
	December 31, 2021	December 31, 2020	Variation
US$	R$ 5.5805	R$ 5.1967	7.4%
Iene	R$ 0.04847	R$ 0.05043	-3.9%

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

Scenario I (Probable)
(*)
Net currency exposure as of December 31, 2021 in US$ - Liabilities	163,538

US$ rate as of December 31, 2021	5.5805
Exchange rate estimated according to the scenario	5.6000
Difference between the rates	(0.0195)

Effect on the net financial result R$ - gain/(loss)	(3,189)

Net currency exposure as of December 31, 2021 in Yen - Liabilities	49,324,813

Yen rate as of December 31, 2021	0.04847
Exchange rate estimated according to the scenario	0.05093
Difference between the rates	(0.00246)

Effect on the net financial result R$ - gain/(loss)	(121,339)

Total effect on the net financial result in R$ - gain/(loss)	(124,528)

The table below provides the Company's borrowings and financing subject to variable interest rates:

The table below provides the Company's borrowings and financing subject to variable interest rates:

	December 31, 2021	December 31, 2020
CDI(i)	7,612,299	7,836,988
TR(ii)	1,638,079	1,619,416
IPCA(iii)	3,019,459	2,176,547
TJLP(iv)	1,478,740	1,517,657
LIBOR(v)	912,626	870,337
Interest and charges	243,696	164,439
Total	14,904,899	14,185,384

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	LIBOR – London Interbank Offered Rate

For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or to historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	AAA.br	brAAA
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AA(bra)	AAA.br	brAA+

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency (R$ - domestic rating):

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency (R$ - domestic rating):

	December 31, 2021	December 31, 2020
Cash and cash equivalents and financial investments
AA(bra)	1,905,810	2,662,685
AAA(bra)	970,474	891,243
Other (*)	275,030	253,619
	3,151,314	3,807,547

(*)	This category includes current accounts and financial investmets in banks referring to Banco BV in the amount of R$ 262,465 (R$ 253,066 in 2020), which are not rated by Fitch.

For agreements with floating interest rate, the interest rates used correspond to the base dates above.

The table below shows the financial liabilities of the Company, by relevant maturities, including the installments of principal and future interest to be paid according to the agreement. Future interest was calculated based on the contractual clauses for all agreements. For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2022	2023	2024	2025	2026	2027 onwards	Total
As of December 31, 2021

Liabilities
Borrowings and financing	2,767,867	2,749,335	2,939,155	2,976,535	2,721,792	12,484,891	26,639,575
Trade payables and contractors	236,763	—	—	—	—	—	236,763
Services payable	469,027	—	—	—	—	—	469,027
Public-Private Partnership – PPP	429,942	430,440	379,684	351,586	351,586	4,068,466	6,011,704
Program Contract Commitments	77,465	36,442	1,126	1,126	1,126	12,983	130,268

The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2021
Indicators	Exposure	Scenario I (Probable)

Assets
CDI	1,533,614	11.79%(**)
Financial income		180,813

Liabilities
CDI	(7,612,299)	11.79%(**)
Interest to be incurred		(897,490)

CDI net exposure	(6,078,685)	(716,677)

Liabilities
TR	(1,638,079)	0.0276%(**)
Expenses to be incurred		(452)

IPCA	(3,019,459)	5.0302%(*)
Expenses to be incurred		(151,885)

TJLP	(1,478,740)	6.4400%(***)
Interest to be incurred		(95,231)

LIBOR	(912,626)	0.536%(**)
Interest to be incurred		(4,892)

Total expenses to be incurred, net		(969,137)

(*)	Source: Focus-BACEN Report of December 31, 2021
(**)	Source: B3 of December 31, 2021
(***)	Source: LCA Consultores of December 31, 2021

Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2021	December 31, 2020

Total borrowings and financing (Note 17)	17,723,836	17,258,624
(-) Cash and cash equivalents (Note 7)	(717,929)	(396,401)
(-) Financial investments (Note 8)	(2,433,385)	(3,411,146)

Net debt	14,572,522	13,451,077
Total equity	24,931,859	22,793,704

Total capital (shareholders + providers of capital)	39,504,381	36,244,781

Leverage ratio	37%	37%

The estimated fair values of the financial instruments are as follows:

The estimated fair values of the financial instruments are as follows:

Financial assets

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	717,929	717,929	396,401	396,401
Financial investments	2,433,385	2,433,385	3,411,146	3,411,146
Restricted cash	28,467	28,467	35,742	35,742
Trade receivables	2,918,311	2,918,311	2,450,986	2,450,986
Water and Basic Sanitation National Agency – ANA	20,666	20,666	26,463	26,463
Other assets	226,242	226,242	246,110	246,110

Financial liabilities

Financial liabilities

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	17,723,836	17,947,954	17,258,624	17,702,649
Trade payables and contractors	236,763	236,763	263,741	263,741
Services payable	469,027	469,027	453,750	453,750
Program contract commitments	122,647	122,647	231,480	231,480
Public-Private Partnership - PPP	3,060,185	3,060,185	3,175,273	3,175,273